INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax expense

	Years ended October 31,
	2023	2022	2021
	$	$	$
Current expense:
Federal	498,435	217,571	113,699
State	68,861	27,787	36,844
Adjustment to prior years provision versus statutory tax returns	273,994	-	-
Total current expense:	841,290	245,358	150,543
Deferred expense (benefit):
Federal	(1,354,696)	(990,452)	(1,288,637)
State	(389,828)	(350,374)	(322,400)
Change in unrecognized deductible temporary differences	1,274,166	1,340,826	1,611,037
Total deferred (benefit):	(470,358)	-	-
Total income tax expense:	370,932	245,358	150,543

Schedule of income tax recovery

	Years ended October 31,
	2023	2022	2021
	$	$	$
Income (loss) before income taxes and noncontrolling interest	(291,388)	665,309	(864,202)
Statutory tax rates	24.46%	27.25%	27.25%
Expected income tax (recovery)	(71,275)	181,297	(235,495)
Change in statutory tax rates and FX rates	21,890	92,662	84,952
Nondeductible expenses	1,069,536	38,802	(42,264)
Deferral adjustments	(1,189,931)	(1,374,372)	(1,260,938)
Change in unrecognized deductible temporary differences	1,274,166	1,340,826	1,611,038
Net operating loss	(1,323,949)	-	-
Fiscal year to calendar year adjustment	316,501	(33,856)	(6,749)
Adjustment to prior years provision versus statutory tax returns	273,994	-	-
Total income tax expense:	370,932	245,358	150,543

Schedule of non-capital losses

	Years ended October 31,
	2023	2022	2021
	$	$	$
Property, plant and equipment	127,305	-	-
Inventory	127,846	-	-
ROU Leases	(108,206)	-	-
Net Operating Loss Carryforward (federal)	318,614	-	-
Net Operating Loss Carryforward (state)	4,799	-	-
Net deferred tax assets:	470,358	-	-